Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the years ended December 31, 2018, 2017 and 2016 were as follows:

	Year Ended December 31,
	2018	2017	2016
Net income for the computation of basic EPS	$1,015,632	$1,076,151	$1,046,630
Weighted average ordinary shares outstanding—basic	145,162,220	161,059,552	185,514,370
Basic EPS	$7.00	$6.68	$5.64

	Year Ended December 31,
	2018	2017	2016
Net income for the computation of diluted EPS	$1,015,632	$1,076,151	$1,046,630
Weighted average ordinary shares outstanding—diluted	148,706,266	167,287,508	189,682,036
Diluted EPS	$6.83	$6.43	$5.52

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2018, 2017 and 2016 were as follows:

	As of December 31,
	2018	2017	2016
	Number of ordinary shares
Ordinary shares issued	151,847,345	167,847,345	187,847,345
Treasury shares	(9,172,681)	(14,855,244)	(11,600,191)
Ordinary shares outstanding	142,674,664	152,992,101	176,247,154
Shares of unvested restricted stock	(2,429,442)	(3,007,752)	(3,426,810)
Ordinary shares outstanding, excluding shares of unvested restricted stock	140,245,222	149,984,349	172,820,344